Intangible Assets, Net (Other Than Goodwill)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company's intangible assets consist of intellectual property acquired from MultiPay and FIN and are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the three months ended March 31, 2019:

		Acquired and
	Customer	Developed	Intellectual		Patents
	Relationships	Software	Property	Non-Compete	Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184
Additions					597	597
Amortization	(39,679)	(57,327)	(43,432)	(609)	—	(141,047)
Carrying Value at March 31, 2019	$1,089,055	$851,566	$1,148,510	$1,824	$78,779	$3,169,734

The following is a summary of intangible assets as of March 31, 2019:

		Acquired and
	Customer	Developed	Intellectual		Patents
	Relationships	Software	Property	Non-Compete	Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,779	$4,399,716
Accumulated amortization	(498,104)	(108,316)	(611,299)	(12,263)	—	(1,229,982)
Carrying Value at March 31, 2019	$1,089,055	$851,566	$1,148,510	$1,824	$78,779	$3,169,734

Future expected amortization of intangible assets is as follows:

Fiscal Year Ending December 31,
Remainder of 2019	$423,939
2020	562,554
2021	562,554
2022	469,220
2023	418,232
Thereafter	733,235
$3,169,734

NOTE 4 – INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL)

The Company’s intangible assets consist of intellectual property acquired from Multi-Pay and FIN in addition to internally developed software that have been placed into service. They are amortized over their estimated useful lives as indicated below. The following is a summary of activity related to intangible assets for the years ended December 31, 2018 and 2017:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2016	$1,446,166	$—	$2,000,858	$8,067	$19,200	$3,474,291
Additions	—	—	—	—	9,246	9,246
Write off of assets	—	—	(212,862)	—	—	(212,862)
Amortization	(158,716)	—	(231,062)	(2,817)	—	(392,595)
Carrying Value at December 31, 2017	1,287,450	—	1,556,934	5,250	28,446	2,878,080
Additions	—	959,882	—	—	49,736	1,009,618
Write off of assets	—	—	(148,627)	—	—	(148,627)
Amortization	(158,716)	(50,989)	(216,365)	(2,817)	—	(428,887)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

The following is a summary of intangible assets as of December 31, 2017:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$—	$2,146,561	$14,087	$28,446	$3,776,253
Accumulated amortization	(299,709)	—	(589,627)	(8,837)	—	(898,173)
Carrying Value at December 31, 2017	$1,287,450	$—	$1,556,934	$5,250	$28,446	$2,878,080

The following is a summary of intangible assets as of December 31, 2018:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,182	$4,399,119
Accumulated amortization	(458,425)	(50,989)	(567,867)	(11,654)	—	(1,088,935)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

The following is the future amortization of intangible assets for the year ended December 31:

2019	$564,987
2020	562,554
2021	562,554
2022	469,220
2023	418,232
Thereafter	732,637
$3,310,184